AEGON/TRANSAMERICA SERIES TRUST (THE “FUND”)
Supplement dated December 28, 2007 to the Statement of Additional Information
The following supplements, amends and replaces certain information in the Fund’s Statement of Additional Information:
     Effective January 1, 2008, the Fund’s investment adviser, Transamerica Fund Advisors, Inc. (“TFAI”) will be renamed Transamerica Asset Management, Inc. (“TAM”). Accordingly, throughout the Fund’s statement of additional information, all references to Transamerica Fund Advisors, Inc. will be changed to Transamerica Asset Management, Inc. and all references to TFAI will be changed to TAM.
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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.